Assets Held For Sale - Schedule of Assets Held for Sale (Details) - Held for sale $ in Millions, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Assets held for sale
Property, plant and equipment	$ 4		$ 22
Operating right-of-use assets	0		1
Goodwill	0		1
Other long-term assets	0		3
Total assets held for sale	4		27
Liabilities associated with assets held for sale
Unamortized investment tax credits	1		3
Operating lease liabilities - long-term	0		1
Total liabilities associated with assets held for sale	1		$ 4
US Portfolio
Liabilities associated with assets held for sale
Total liabilities associated with assets held for sale	$ 4	$ 3